Related Party Transactions, Related Party Loans (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 01, 2023	May 09, 2023	Dec. 31, 2022
Related Party Loans [Abstract]
Promissory note - related party	$ 1,875,000			$ 0
Sponsor, Affiliate of Sponsor, or Certain Company Officers and Directors [Member] | Working Capital Loans [Member]
Related Party Loans [Abstract]
Maximum amount of convertible loans	$ 1,500,000
Conversion price (in dollars per share)	$ 1
Promissory Note [Member]
Related Party Loans [Abstract]
Promissory note - related party	$ 1,500,000			$ 0
Promissory Note [Member] | Maximum [Member]
Related Party Loans [Abstract]
Principal amount	1,500,000	$ 1,500,000	$ 1,500,000
Second Promissory Note [Member]
Related Party Loans [Abstract]
Promissory note - related party	$ 375,000